Financial Assets and Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	₱ 385,962	₱ 341,848
Principal	283,575	256,927
Interest	102,387	84,921
Lease obligations	77,244	72,686
Trade and other payables undiscounted cash flows	133,811	151,062
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	597,017	565,596
Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	58,568	74,716
Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	57,029	61,079
Carriers and other liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,534	2,362
Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	9,246	5,510
Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,046	2,238
Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,005	1,912
Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,383	3,245
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	20,335	7,430
Principal	19,610	7,250
Interest	725	180
Lease obligations	16,560	15,651
Trade and other payables undiscounted cash flows	131,580	148,560
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	168,475	171,641
Less than 1 year [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	58,524	74,518
Less than 1 year [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	56,934	61,044
Less than 1 year [Member] | Carriers and other liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,534	2,362
Less than 1 year [Member] | Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	9,246	5,510
Less than 1 year [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,005	1,912
Less than 1 year [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,337	3,214
1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	89,028	77,131
Principal	47,479	43,292
Interest	41,549	33,839
Lease obligations	19,410	15,767
Trade and other payables undiscounted cash flows	362	427
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	108,800	93,325
1-3 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	44	194
1-3 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	95	35
1-3 years [Member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	177	167
1-3 years [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	46	31
3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	69,915	65,342
Principal	47,561	47,648
Interest	22,354	17,694
Lease obligations	16,178	13,673
Trade and other payables undiscounted cash flows	24	28
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	86,117	79,043
3-5 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		4
3-5 years [Member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	24	24
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	206,684	191,945
Principal	168,925	158,737
Interest	37,759	33,208
Lease obligations	25,096	27,595
Trade and other payables undiscounted cash flows	1,845	2,047
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	233,625	221,587
Later than five years [member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	₱ 1,845	₱ 2,047